UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
March 31, 2024
MFS®  Mid Cap Value Fund
MDV-SEM

MFS® Mid Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Toll Brothers, Inc.	1.5%
Cencora, Inc.	1.3%
Leidos Holdings, Inc.	1.3%
Diamondback Energy, Inc.	1.3%
Wabtec Corp.	1.3%
PG&E Corp.	1.2%
Howmet Aerospace, Inc.	1.2%
LKQ Corp.	1.2%
Raymond James Financial, Inc.	1.1%
GICS equity sectors (g)
Industrials	20.2%
Financials	18.2%
Consumer Discretionary	10.2%
Materials	9.0%
Health Care	7.5%
Utilities	7.1%
Energy	7.0%
Information Technology	7.0%
Real Estate	6.7%
Consumer Staples	5.4%
Communication Services	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.99%	$1,000.00	$1,211.32	$5.47
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
B	Actual	1.74%	$1,000.00	$1,206.61	$9.60
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
C	Actual	1.74%	$1,000.00	$1,206.84	$9.60
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
I	Actual	0.74%	$1,000.00	$1,212.89	$4.09
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R1	Actual	1.74%	$1,000.00	$1,207.07	$9.60
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
R2	Actual	1.24%	$1,000.00	$1,210.00	$6.85
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
R3	Actual	0.99%	$1,000.00	$1,211.48	$5.47
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R4	Actual	0.74%	$1,000.00	$1,212.64	$4.09
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R6	Actual	0.62%	$1,000.00	$1,213.61	$3.43
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 4.2%
Howmet Aerospace, Inc.	3,067,973	$209,941,392
KBR, Inc.	2,597,073	165,329,667
L3Harris Technologies, Inc.	562,494	119,867,472
Leidos Holdings, Inc.	1,690,345	221,587,326
		$716,725,857
Airlines – 1.0%
Alaska Air Group, Inc. (a)	1,235,567	$53,117,025
Delta Air Lines, Inc.	2,591,809	124,069,897
		$177,186,922
Apparel Manufacturers – 1.8%
PVH Corp.	1,102,361	$155,002,980
Skechers USA, Inc., “A” (a)	2,046,086	125,343,229
VF Corp.	2,381,265	36,528,605
		$316,874,814
Automotive – 1.9%
Aptiv PLC (a)	1,494,141	$119,008,331
LKQ Corp.	3,864,710	206,414,161
		$325,422,492
Biotechnology – 0.4%
Biogen, Inc. (a)	333,995	$72,019,342
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	405,361	$74,476,977
Evercore Partners, Inc.	810,349	156,065,114
Raymond James Financial, Inc.	1,520,419	195,252,208
TPG, Inc.	2,663,315	119,050,180
		$544,844,479
Business Services – 2.0%
Fidelity National Information Services, Inc.	1,675,374	$124,279,243
Global Payments, Inc.	931,121	124,453,633
TransUnion	1,098,923	87,694,056
		$336,426,932
Chemicals – 1.0%
Eastman Chemical Co.	1,732,940	$173,675,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	441,475	$72,406,315
Dun & Bradstreet Holdings, Inc.	6,699,644	67,264,426
		$139,670,741
Computer Software - Systems – 0.8%
Zebra Technologies Corp., “A” (a)	440,069	$132,654,399
Construction – 6.2%
Allegion PLC	906,464	$122,109,765
Essex Property Trust, Inc., REIT	451,511	110,534,408
Masco Corp.	1,652,795	130,372,470
Mid-America Apartment Communities, Inc., REIT	813,758	107,074,278
Stanley Black & Decker, Inc.	952,393	93,267,847
Sun Communities, Inc., REIT	999,973	128,576,528
Toll Brothers, Inc.	2,031,287	262,787,599
Vulcan Materials Co.	440,513	120,224,808
		$1,074,947,703
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,218,382	$104,768,668
Kenvue, Inc.	5,581,163	119,771,758
Newell Brands, Inc.	6,758,762	54,272,859
		$278,813,285
Consumer Services – 0.3%
Avis Budget Group, Inc.	385,714	$47,234,536
Containers – 2.9%
Avery Dennison Corp.	541,631	$120,919,121
Crown Holdings, Inc.	1,175,366	93,159,509
Graphic Packaging Holding Co.	5,867,660	171,218,319
WestRock Co.	2,386,734	118,023,996
		$503,320,945
Electrical Equipment – 2.8%
Berry Global, Inc.	2,056,414	$124,371,919
Johnson Controls International PLC	2,557,052	167,026,637
Sensata Technologies Holding PLC	2,107,095	77,414,670
TE Connectivity Ltd.	809,185	117,526,029
		$486,339,255
Electronics – 4.3%
Corning, Inc.	3,419,885	$112,719,410
Flex Ltd. (a)	5,494,054	157,184,885
Marvell Technology, Inc.	1,995,805	141,462,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NXP Semiconductors N.V.	600,221	$148,716,757
ON Semiconductor Corp. (a)	1,306,160	96,068,068
Skyworks Solutions, Inc.	807,507	87,469,158
		$743,620,936
Energy - Independent – 4.3%
Chesapeake Energy Corp.	1,524,120	$135,387,579
Diamondback Energy, Inc.	1,093,977	216,793,422
Permian Resources Corp.	6,666,783	117,735,388
Pioneer Natural Resources Co.	487,786	128,043,825
Valero Energy Corp.	884,014	150,892,350
		$748,852,564
Energy - Renewables – 0.6%
AES Corp.	5,748,893	$103,077,651
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	792,149	$121,777,066
Quanta Services, Inc.	457,381	118,827,584
		$240,604,650
Food & Beverages – 1.9%
Coca-Cola Europacific Partners PLC	1,695,084	$118,571,126
General Mills, Inc.	1,087,262	76,075,722
Ingredion, Inc.	1,151,426	134,544,128
		$329,190,976
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,819,712	$81,894,625
Gaming & Lodging – 2.6%
Host Hotels & Resorts, Inc., REIT	4,940,974	$102,179,342
Hyatt Hotels Corp.	756,804	120,801,055
International Game Technology PLC	3,320,730	75,015,291
VICI Properties, Inc., REIT	4,813,347	143,389,607
		$441,385,295
General Merchandise – 0.6%
Dollar General Corp.	664,068	$103,634,452
Health Maintenance Organizations – 0.4%
Humana, Inc.	188,693	$65,423,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 8.1%
American International Group, Inc.	1,977,916	$154,613,694
Assurant, Inc.	853,107	160,588,862
Corebridge Financial, Inc.	4,589,559	131,858,030
Equitable Holdings, Inc.	5,021,454	190,865,466
Everest Group Ltd.	269,904	107,286,840
Hanover Insurance Group, Inc.	639,571	87,090,383
Hartford Financial Services Group, Inc.	2,604,876	268,432,472
Voya Financial, Inc.	1,768,420	130,721,606
Willis Towers Watson PLC	603,618	165,994,950
		$1,397,452,303
Leisure & Toys – 1.8%
Brunswick Corp.	1,395,093	$134,654,376
Electronic Arts, Inc.	641,637	85,125,981
Mattel, Inc. (a)	4,865,048	96,376,601
		$316,156,958
Machinery & Tools – 5.5%
AGCO Corp.	751,054	$92,394,663
Eaton Corp. PLC	283,461	88,632,586
Ingersoll Rand, Inc.	924,891	87,818,400
ITT, Inc.	1,022,995	139,158,010
PACCAR, Inc.	855,415	105,977,364
Pentair PLC	686,774	58,677,971
Regal Rexnord Corp.	860,194	154,920,939
Wabtec Corp.	1,483,964	216,183,876
		$943,763,809
Major Banks – 0.7%
Regions Financial Corp.	6,121,714	$128,800,863
Medical & Health Technology & Services – 3.6%
Cencora, Inc.	927,895	$225,469,206
ICON PLC (a)	384,792	129,270,872
Laboratory Corp. of America Holdings	367,472	80,277,933
Universal Health Services, Inc.	973,947	177,706,370
		$612,724,381
Medical Equipment – 2.8%
Agilent Technologies, Inc.	803,522	$116,920,486
Revvity, Inc.	714,487	75,021,135
STERIS PLC	491,304	110,454,965
Teleflex, Inc.	330,474	74,743,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Zimmer Biomet Holdings, Inc.	780,311	$102,985,446
		$480,125,337
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	726,459	$86,354,181
Natural Gas - Pipeline – 1.7%
Plains GP Holdings LP	6,674,270	$121,805,428
Targa Resources Corp.	1,531,764	171,542,250
		$293,347,678
Network & Telecom – 0.8%
Motorola Solutions, Inc.	401,368	$142,477,613
Oil Services – 1.0%
Halliburton Co.	2,387,802	$94,127,155
TechnipFMC PLC	3,000,197	75,334,946
		$169,462,101
Other Banks & Diversified Financials – 4.8%
Columbia Banking System, Inc.	3,425,572	$66,284,818
Discover Financial Services	825,105	108,163,015
East West Bancorp, Inc.	1,671,637	132,243,203
M&T Bank Corp.	1,054,214	153,324,884
Northern Trust Corp.	1,724,950	153,382,554
Prosperity Bancshares, Inc.	1,148,169	75,526,557
SLM Corp.	6,254,222	136,279,497
		$825,204,528
Pharmaceuticals – 0.3%
Organon & Co.	3,004,177	$56,478,528
Pollution Control – 1.1%
GFL Environmental, Inc.	2,881,687	$99,418,201
Republic Services, Inc.	483,408	92,543,628
		$191,961,829
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	396,479	$101,050,603
Real Estate – 3.3%
Brixmor Property Group, Inc., REIT	5,178,633	$121,438,944
Extra Space Storage, Inc., REIT	1,107,271	162,768,837
Jones Lang LaSalle, Inc. (a)	459,234	89,591,961
STAG Industrial, Inc., REIT	2,240,995	86,143,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	1,797,490	$101,450,335
		$561,393,925
Restaurants – 2.2%
Aramark	3,809,991	$123,900,907
Darden Restaurants, Inc.	312,839	52,291,039
U.S. Foods Holding Corp. (a)	2,499,748	134,911,400
Wendy's Co.	3,600,969	67,842,256
		$378,945,602
Specialty Chemicals – 3.0%
Ashland, Inc.	1,292,464	$125,847,220
Corteva, Inc.	2,836,232	163,565,499
Dow, Inc.	1,424,110	82,498,692
DuPont de Nemours, Inc.	1,993,149	152,814,734
		$524,726,145
Specialty Stores – 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	1,158,669	$87,653,310
Ross Stores, Inc.	827,986	121,515,225
		$209,168,535
Trucking – 1.9%
J.B. Hunt Transport Services, Inc.	527,152	$105,035,036
Knight-Swift Transportation Holdings, Inc.	1,421,002	78,183,530
XPO, Inc. (a)	1,136,473	138,683,800
		$321,902,366
Utilities - Electric Power – 6.0%
Alliant Energy Corp.	2,507,253	$126,365,551
CenterPoint Energy, Inc.	3,591,885	102,332,804
CMS Energy Corp.	2,350,671	141,839,488
Edison International	1,256,983	88,906,408
PG&E Corp.	12,568,779	210,652,736
Pinnacle West Capital Corp.	1,486,003	111,049,004
Public Service Enterprise Group, Inc.	2,224,175	148,530,406
Sempra Energy	1,578,783	113,403,983
		$1,043,080,380
Total Common Stocks (Identified Cost, $11,881,981,732)		$16,968,419,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA (Identified Cost, $77,849,838)	879,246	$70,668,797
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $175,419,434)	175,420,004	$175,455,088

Other Assets, Less Liabilities – 0.2%		38,455,761
Net Assets – 100.0%		$17,252,999,046

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $175,455,088 and $17,039,088,197, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $11,959,831,570)	$17,039,088,197
Investments in affiliated issuers, at value (identified cost, $175,419,434)	175,455,088
Cash	561,009
Receivables for
Investments sold	80,729,838
Fund shares sold	15,696,118
Dividends	30,951,020
Other assets	67,330
Total assets	$17,342,548,600
Liabilities
Payables for
Investments purchased	$65,726,869
Fund shares reacquired	19,355,274
Payable to affiliates
Investment adviser	1,381,809
Administrative services fee	8,420
Shareholder servicing costs	2,602,817
Distribution and service fees	116,430
Payable for independent Trustees' compensation	19,960
Accrued expenses and other liabilities	337,975
Total liabilities	$89,549,554
Net assets	$17,252,999,046
Net assets consist of
Paid-in capital	$11,545,351,788
Total distributable earnings (loss)	5,707,647,258
Net assets	$17,252,999,046
Shares of beneficial interest outstanding	518,191,662

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,020,912,695	62,235,933	$32.47
Class B	5,151,462	169,206	30.44
Class C	84,053,460	2,788,695	30.14
Class I	4,172,657,762	124,572,223	33.50
Class R1	9,259,613	313,904	29.50
Class R2	54,504,143	1,723,370	31.63
Class R3	898,864,367	27,820,549	32.31
Class R4	403,780,082	12,357,457	32.68
Class R6	9,603,815,462	286,210,325	33.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.45 [100 / 94.25 x $32.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$175,089,592
Dividends from affiliated issuers	4,775,968
Other	137,939
Income on securities loaned	5,171
Foreign taxes withheld	(207,487)
Total investment income	$179,801,183
Expenses
Management fee	$47,775,596
Distribution and service fees	3,866,917
Shareholder servicing costs	4,552,370
Administrative services fee	306,798
Independent Trustees' compensation	65,624
Custodian fee	106,848
Shareholder communications	448,149
Audit and tax fees	23,858
Legal fees	41,431
Miscellaneous	262,341
Total expenses	$57,449,932
Reduction of expenses by investment adviser and distributor	(1,015,221)
Net expenses	$56,434,711
Net investment income (loss)	$123,366,472
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$662,000,376
Affiliated issuers	(13,992)
Foreign currency	(2,051)
Net realized gain (loss)	$661,984,333
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,300,798,843
Affiliated issuers	(28,963)
Translation of assets and liabilities in foreign currencies	9,366
Net unrealized gain (loss)	$2,300,779,246
Net realized and unrealized gain (loss)	$2,962,763,579
Change in net assets from operations	$3,086,130,051
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23
Change in net assets
From operations
Net investment income (loss)	$123,366,472	$250,129,617
Net realized gain (loss)	661,984,333	367,071,355
Net unrealized gain (loss)	2,300,779,246	1,255,588,206
Change in net assets from operations	$3,086,130,051	$1,872,789,178
Total distributions to shareholders	$(462,551,258)	$(784,048,457)
Change in net assets from fund share transactions	$(208,518,869)	$26,845,142
Total change in net assets	$2,415,059,924	$1,115,585,863
Net assets
At beginning of period	14,837,939,122	13,722,353,259
At end of period	$17,252,999,046	$14,837,939,122
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.57	$25.61	$30.27	$21.56	$23.63	$24.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.29	$0.21	$0.23	$0.24
Net realized and unrealized gain (loss)	5.52	3.00	(3.15)	8.70	(1.79)	0.53
Total from investment operations	$5.71	$3.38	$(2.86)	$8.91	$(1.56)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.38)	$(0.29)	$(0.20)	$(0.23)	$(0.19)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.81)	$(1.42)	$(1.80)	$(0.20)	$(0.51)	$(1.24)
Net asset value, end of period (x)	$32.47	$27.57	$25.61	$30.27	$21.56	$23.63
Total return (%) (r)(s)(t)(x)	21.13(n)	13.20	(10.44)	41.55	(6.87)	3.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.00	1.00	1.02	1.07	1.08
Expenses after expense reductions	0.99(a)	0.99	0.99	1.01	1.06	1.06
Net investment income (loss)	1.30(a)	1.36	0.97	0.75	1.04	1.05
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$2,020,913	$1,718,451	$1,563,018	$1,616,315	$1,141,479	$1,199,095
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$25.75	$23.94	$28.40	$20.22	$22.18	$22.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.04	$(0.01)	$0.06	$0.06
Net realized and unrealized gain (loss)	5.17	2.82	(2.94)	8.20	(1.69)	0.50
Total from investment operations	$5.24	$2.98	$(2.90)	$8.19	$(1.63)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.05)	$(0.01)	$(0.05)	$(0.00)(w)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.55)	$(1.17)	$(1.56)	$(0.01)	$(0.33)	$(1.05)
Net asset value, end of period (x)	$30.44	$25.75	$23.94	$28.40	$20.22	$22.18
Total return (%) (r)(s)(t)(x)	20.66(n)	12.39	(11.16)	40.52	(7.55)	3.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.75	1.77	1.81	1.83
Expenses after expense reductions	1.74(a)	1.74	1.74	1.76	1.80	1.81
Net investment income (loss)	0.54(a)	0.61	0.13	(0.04)	0.28	0.30
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$5,151	$5,291	$7,309	$11,291	$10,677	$16,670
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$25.53	$23.78	$28.24	$20.12	$22.09	$22.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.05	$(0.00)(w)	$0.06	$0.06
Net realized and unrealized gain (loss)	5.13	2.80	(2.93)	8.15	(1.69)	0.51
Total from investment operations	$5.20	$2.96	$(2.88)	$8.15	$(1.63)	$0.57
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)	$(0.07)	$(0.03)	$(0.06)	$—
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.59)	$(1.21)	$(1.58)	$(0.03)	$(0.34)	$(1.05)
Net asset value, end of period (x)	$30.14	$25.53	$23.78	$28.24	$20.12	$22.09
Total return (%) (r)(s)(t)(x)	20.68(n)	12.39	(11.16)	40.55	(7.58)	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.75	1.77	1.81	1.83
Expenses after expense reductions	1.74(a)	1.74	1.74	1.76	1.80	1.82
Net investment income (loss)	0.54(a)	0.61	0.17	(0.02)	0.28	0.30
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$84,053	$78,244	$85,829	$108,116	$87,086	$119,427
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.45	$26.38	$31.13	$22.16	$24.27	$24.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.38	$0.30	$0.29	$0.30
Net realized and unrealized gain (loss)	5.70	3.09	(3.25)	8.93	(1.84)	0.54
Total from investment operations	$5.93	$3.56	$(2.87)	$9.23	$(1.55)	$0.84
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.37)	$(0.26)	$(0.28)	$(0.24)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.88)	$(1.49)	$(1.88)	$(0.26)	$(0.56)	$(1.29)
Net asset value, end of period (x)	$33.50	$28.45	$26.38	$31.13	$22.16	$24.27
Total return (%) (r)(s)(t)(x)	21.29(n)	13.51	(10.23)	41.90	(6.64)	4.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.75	0.75	0.77	0.82	0.83
Expenses after expense reductions	0.74(a)	0.74	0.74	0.76	0.81	0.82
Net investment income (loss)	1.55(a)	1.61	1.25	1.03	1.28	1.31
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$4,172,658	$3,647,260	$3,383,518	$3,056,701	$1,651,249	$1,772,356
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$24.94	$23.28	$27.68	$19.74	$21.69	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.05	$(0.00)(w)	$0.06	$0.06
Net realized and unrealized gain (loss)	5.02	2.73	(2.85)	7.98	(1.66)	0.49
Total from investment operations	$5.09	$2.88	$(2.80)	$7.98	$(1.60)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.09)	$(0.04)	$(0.07)	$(0.03)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.53)	$(1.22)	$(1.60)	$(0.04)	$(0.35)	$(1.08)
Net asset value, end of period (x)	$29.50	$24.94	$23.28	$27.68	$19.74	$21.69
Total return (%) (r)(s)(t)(x)	20.71(n)	12.34	(11.11)	40.46	(7.56)	3.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.75	1.77	1.82	1.83
Expenses after expense reductions	1.74(a)	1.74	1.74	1.76	1.80	1.82
Net investment income (loss)	0.56(a)	0.60	0.19	(0.00)(w)	0.28	0.30
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$9,260	$8,855	$11,824	$13,789	$10,476	$13,348
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$26.81	$24.92	$29.51	$21.01	$23.04	$23.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.19	$0.13	$0.17	$0.17
Net realized and unrealized gain (loss)	5.38	2.93	(3.06)	8.51	(1.75)	0.52
Total from investment operations	$5.53	$3.23	$(2.87)	$8.64	$(1.58)	$0.69
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.21)	$(0.14)	$(0.17)	$(0.09)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.71)	$(1.34)	$(1.72)	$(0.14)	$(0.45)	$(1.14)
Net asset value, end of period (x)	$31.63	$26.81	$24.92	$29.51	$21.01	$23.04
Total return (%) (r)(s)(t)(x)	21.00(n)	12.95	(10.72)	41.24	(7.08)	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.25	1.25	1.27	1.32	1.33
Expenses after expense reductions	1.24(a)	1.24	1.24	1.26	1.30	1.31
Net investment income (loss)	1.06(a)	1.11	0.66	0.48	0.78	0.80
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$54,504	$58,043	$64,335	$83,472	$66,086	$82,671
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.44	$25.50	$30.15	$21.48	$23.54	$24.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.28	$0.21	$0.23	$0.23
Net realized and unrealized gain (loss)	5.50	2.99	(3.13)	8.67	(1.78)	0.53
Total from investment operations	$5.69	$3.37	$(2.85)	$8.88	$(1.55)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.39)	$(0.29)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.82)	$(1.43)	$(1.80)	$(0.21)	$(0.51)	$(1.23)
Net asset value, end of period (x)	$32.31	$27.44	$25.50	$30.15	$21.48	$23.54
Total return (%) (r)(s)(t)(x)	21.15(n)	13.21	(10.46)	41.55	(6.85)	3.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.00	1.00	1.02	1.07	1.08
Expenses after expense reductions	0.99(a)	0.99	0.99	1.01	1.06	1.07
Net investment income (loss)	1.31(a)	1.35	0.96	0.75	1.04	1.05
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$898,864	$718,313	$574,212	$606,828	$405,406	$405,908
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.77	$25.78	$30.47	$21.69	$23.77	$24.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.46	$0.36	$0.28	$0.28	$0.29
Net realized and unrealized gain (loss)	5.56	3.02	(3.18)	8.76	(1.79)	0.53
Total from investment operations	$5.79	$3.48	$(2.82)	$9.04	$(1.51)	$0.82
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.36)	$(0.26)	$(0.29)	$(0.24)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.88)	$(1.49)	$(1.87)	$(0.26)	$(0.57)	$(1.29)
Net asset value, end of period (x)	$32.68	$27.77	$25.78	$30.47	$21.69	$23.77
Total return (%) (r)(s)(t)(x)	21.30(n)	13.51	(10.26)	41.92	(6.64)	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.75	0.75	0.77	0.82	0.83
Expenses after expense reductions	0.74(a)	0.74	0.74	0.76	0.81	0.82
Net investment income (loss)	1.56(a)	1.62	1.19	1.00	1.29	1.29
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$403,780	$345,645	$533,949	$607,641	$437,597	$373,705
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.51	$26.44	$31.20	$22.20	$24.31	$24.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.50	$0.40	$0.33	$0.32	$0.33
Net realized and unrealized gain (loss)	5.72	3.10	(3.25)	8.96	(1.84)	0.54
Total from investment operations	$5.97	$3.60	$(2.85)	$9.29	$(1.52)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.49)	$(0.40)	$(0.29)	$(0.31)	$(0.27)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)	(1.05)
Total distributions declared to shareholders	$(0.92)	$(1.53)	$(1.91)	$(0.29)	$(0.59)	$(1.32)
Net asset value, end of period (x)	$33.56	$28.51	$26.44	$31.20	$22.20	$24.31
Total return (%) (r)(s)(t)(x)	21.40(n)	13.61	(10.14)	42.14	(6.52)	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.63	0.63	0.64	0.68	0.68
Expenses after expense reductions	0.62(a)	0.62	0.62	0.63	0.66	0.68
Net investment income (loss)	1.68(a)	1.73	1.31	1.13	1.44	1.45
Portfolio turnover	15(n)	19	17	19	19	27
Net assets at end of period (000 omitted)	$9,603,815	$8,257,838	$7,498,359	$8,659,522	$6,048,320	$5,084,448

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$17,039,088,197	$—	$—	$17,039,088,197
Mutual Funds	175,455,088	—	—	175,455,088
Total	$17,214,543,285	$—	$—	$17,214,543,285
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.  At March 31, 2024, there were no securities on loan or collateral outstanding.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$272,437,816
Long-term capital gains	511,610,641
Total distributions	$784,048,457
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$12,139,371,807
Gross appreciation	5,474,644,254
Gross depreciation	(399,472,776)
Net unrealized appreciation (depreciation)	$5,075,171,478
As of 9/30/23
Undistributed ordinary income	161,428,318
Undistributed long-term capital gain	148,259,146
Other temporary differences	(20,596)
Net unrealized appreciation (depreciation)	2,774,401,597
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/24	Year ended 9/30/23
Class A	$50,173,334	$87,214,524
Class B	105,150	334,894
Class C	1,719,337	4,230,868
Class I	109,692,703	189,526,069
Class R1	186,415	622,469
Class R2	1,414,854	3,416,487
Class R3	22,209,637	34,689,929
Class R4	10,846,993	31,142,709
Class R6	266,202,835	432,870,508
Total	$462,551,258	$784,048,457

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the six months ended March 31, 2024, this management fee reduction amounted to $1,015,179, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $121,999 for the six months ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,276,533
Class B	0.75%	0.25%	1.00%	1.00%	25,322
Class C	0.75%	0.25%	1.00%	1.00%	393,595
Class R1	0.75%	0.25%	1.00%	1.00%	44,777
Class R2	0.25%	0.25%	0.50%	0.50%	136,178
Class R3	—	0.25%	0.25%	0.25%	990,512
Total Distribution and Service Fees					$3,866,917
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2024, this rebate amounted to $26, $5, and $11 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2024, were as follows:
Amount
Class A	$13,658
Class B	510
Class C	1,525
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2024, the fee was $185,679, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,366,691.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.0039% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2024, this reimbursement amounted to $137,939, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2024, purchases and sales of investments, other than other than in-kind transactions and short-term obligations, aggregated $2,264,361,109 and $2,727,225,605, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,846,765	$112,637,214	9,523,590	$266,480,210
Class B	114	3,292	5,315	136,481
Class C	261,590	7,253,324	449,869	11,749,454
Class I	13,106,199	395,125,257	34,514,986	996,295,378
Class R1	22,072	583,029	110,258	2,804,013
Class R2	145,739	4,125,421	498,908	13,612,275
Class R3	3,976,479	113,784,298	9,894,430	275,363,531
Class R4	1,056,972	31,002,819	3,054,469	86,199,483
Class R6	22,303,343	666,401,450	52,376,015	1,514,235,738
	44,719,273	$1,330,916,104	110,427,840	$3,166,876,563
Shares issued to shareholders in reinvestment of distributions
Class A	1,642,917	$46,921,716	2,920,265	$80,745,336
Class B	3,871	103,898	12,730	330,720
Class C	60,868	1,617,262	154,285	3,974,369
Class I	3,500,008	103,040,221	6,288,821	179,042,735
Class R1	7,170	186,415	24,740	622,469
Class R2	49,806	1,386,599	124,378	3,350,747
Class R3	781,414	22,207,777	1,260,535	34,689,929
Class R4	359,970	10,338,333	1,088,995	30,263,176
Class R6	8,142,333	240,035,965	13,669,604	389,720,411
	14,548,357	$425,838,186	25,544,353	$722,739,892
Shares reacquired
Class A	(5,584,235)	$(162,977,533)	(11,152,604)	$(312,433,995)
Class B	(40,249)	(1,084,387)	(117,839)	(3,090,052)
Class C	(598,496)	(16,176,394)	(1,147,941)	(29,733,856)
Class I	(20,250,433)	(605,167,506)	(40,849,260)	(1,180,130,100)
Class R1	(70,348)	(1,876,096)	(287,947)	(7,284,469)
Class R2	(637,179)	(17,998,650)	(1,039,427)	(28,237,878)
Class R3	(3,113,465)	(89,946,783)	(7,496,314)	(207,528,175)
Class R4	(1,506,982)	(44,373,659)	(12,404,797)	(360,209,088)
Class R6	(33,845,999)	(1,025,672,151)	(60,040,888)	(1,734,123,700)
	(65,647,386)	$(1,965,273,159)	(134,537,017)	$(3,862,771,313)

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(94,553)	$(3,418,603)	1,291,251	$34,791,551
Class B	(36,264)	(977,197)	(99,794)	(2,622,851)
Class C	(276,038)	(7,305,808)	(543,787)	(14,010,033)
Class I	(3,644,226)	(107,002,028)	(45,453)	(4,791,987)
Class R1	(41,106)	(1,106,652)	(152,949)	(3,857,987)
Class R2	(441,634)	(12,486,630)	(416,141)	(11,274,856)
Class R3	1,644,428	46,045,292	3,658,651	102,525,285
Class R4	(90,040)	(3,032,507)	(8,261,333)	(243,746,429)
Class R6	(3,400,323)	(119,234,736)	6,004,731	169,832,449
	(6,379,756)	$(208,518,869)	1,435,176	$26,845,142
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended March 31, 2024, the fund’s commitment fee and interest expense were $38,995 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$276,221,838	$986,804,352	$1,087,528,147	$(13,992)	$(28,963)	$175,455,088

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,775,968	$—
(8) Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally received a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
November 17, 2023	$29,625,446	$11,359,781
February 14, 2024	$60,048,312	$24,872,558

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2024
MFS®  Blended Research®
Core Equity Fund
UNE-SEM

MFS® Blended Research®
Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.3%
NVIDIA Corp.	6.4%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., “A”	3.5%
Alphabet, Inc., “A”	2.3%
JPMorgan Chase & Co.	2.1%
Vistra Corp.	2.1%
Johnson & Johnson	2.0%
Lam Research Corp.	1.8%
GICS equity sectors (g)
Information Technology	28.6%
Financials	14.0%
Health Care	13.0%
Consumer Discretionary	9.4%
Communication Services	9.1%
Industrials	7.8%
Consumer Staples	5.7%
Energy	4.1%
Utilities	3.5%
Real Estate	2.2%
Materials	1.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.74%	$1,000.00	$1,265.37	$4.19
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,260.85	$8.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,260.83	$8.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,266.91	$2.78
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,260.64	$8.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,263.76	$5.60
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,265.29	$4.19
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,266.90	$2.78
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.39%	$1,000.00	$1,267.41	$2.21
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.4%
General Dynamics Corp.	55,959	$15,807,858
Honeywell International, Inc.	8,593	1,763,713
		$17,571,571
Airlines – 0.5%
United Airlines Holdings, Inc. (a)	135,712	$6,497,891
Apparel Manufacturers – 0.3%
Deckers Outdoor Corp. (a)	1,427	$1,343,178
Skechers USA, Inc., “A” (a)	31,707	1,942,371
		$3,285,549
Automotive – 0.5%
Aptiv PLC (a)	42,846	$3,412,684
Tesla, Inc. (a)	15,426	2,711,736
		$6,124,420
Biotechnology – 0.6%
Biogen, Inc. (a)	37,116	$8,003,323
Broadcasting – 1.1%
Netflix, Inc. (a)	2,504	$1,520,754
Omnicom Group, Inc.	130,513	12,628,438
		$14,149,192
Brokerage & Asset Managers – 1.4%
Bank of New York Mellon Corp.	267,077	$15,388,977
Citigroup, Inc.	22,178	1,402,537
TPG, Inc.	41,501	1,855,094
		$18,646,608
Business Services – 1.9%
Accenture PLC, “A”	13,827	$4,792,577
Fiserv, Inc. (a)	26,126	4,175,457
Verisk Analytics, Inc., “A”	64,593	15,226,508
		$24,194,542
Chemicals – 0.2%
Eastman Chemical Co.	14,587	$1,461,909
PPG Industries, Inc.	7,636	1,106,456
		$2,568,365
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.8%
Adobe Systems, Inc. (a)	39,866	$20,116,384
Autodesk, Inc. (a)	4,583	1,193,505
Microsoft Corp.	224,348	94,387,691
Palo Alto Networks, Inc. (a)	51,657	14,677,303
Salesforce, Inc.	28,736	8,654,708
		$139,029,591
Computer Software - Systems – 5.2%
Apple, Inc.	392,511	$67,307,786
Construction – 0.3%
Masco Corp.	55,561	$4,382,652
Consumer Products – 1.7%
Colgate-Palmolive Co.	101,105	$9,104,505
Kimberly-Clark Corp.	101,464	13,124,369
		$22,228,874
Consumer Services – 1.8%
Booking Holdings, Inc.	6,418	$23,283,734
Electrical Equipment – 0.5%
TE Connectivity Ltd.	44,045	$6,397,096
Electronics – 11.3%
Applied Materials, Inc.	99,812	$20,584,229
Broadcom, Inc.	1,163	1,541,452
Corning, Inc.	57,645	1,899,979
Lam Research Corp.	24,331	23,639,270
NVIDIA Corp.	91,635	82,797,721
NXP Semiconductors N.V.	62,650	15,522,790
		$145,985,441
Energy - Independent – 4.1%
ConocoPhillips	13,824	$1,759,519
EOG Resources, Inc.	24,069	3,076,981
Marathon Petroleum Corp.	51,035	10,283,553
Phillips 66	124,945	20,408,516
Valero Energy Corp.	99,905	17,052,784
		$52,581,353
Entertainment – 0.3%
Spotify Technology S.A. (a)	15,897	$4,195,218
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.3%
General Mills, Inc.	63,211	$4,422,874
Mondelez International, Inc.	44,993	3,149,510
PepsiCo, Inc.	50,111	8,769,926
		$16,342,310
Gaming & Lodging – 0.5%
Ryman Hospitality Properties, Inc., REIT	51,645	$5,970,678
Health Maintenance Organizations – 2.2%
Cigna Group	59,313	$21,541,888
Humana, Inc.	13,469	4,669,972
UnitedHealth Group, Inc.	4,634	2,292,440
		$28,504,300
Insurance – 5.2%
Ameriprise Financial, Inc.	42,823	$18,775,316
Berkshire Hathaway, Inc., “B” (a)	16,698	7,021,843
Corebridge Financial, Inc.	609,190	17,502,029
Equitable Holdings, Inc.	241,183	9,167,366
Hartford Financial Services Group, Inc.	56,181	5,789,452
MetLife, Inc.	49,675	3,681,414
Reinsurance Group of America, Inc.	27,778	5,357,821
		$67,295,241
Internet – 7.5%
Alphabet, Inc., “A” (a)	195,966	$29,577,148
Alphabet, Inc., “C” (a)	141,519	21,547,683
Meta Platforms, Inc., “A”	93,648	45,473,596
		$96,598,427
Machinery & Tools – 1.6%
AGCO Corp.	35,836	$4,408,545
CNH Industrial N.V.	174,571	2,262,440
Eaton Corp. PLC	19,412	6,069,744
Ingersoll Rand, Inc.	37,972	3,605,441
Timken Co.	26,764	2,339,977
Wabtec Corp.	8,880	1,293,638
		$19,979,785
Major Banks – 3.8%
JPMorgan Chase & Co.	135,030	$27,046,509
Wells Fargo & Co.	376,451	21,819,100
		$48,865,609
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.3%
Cardinal Health, Inc.	31,661	$3,542,866
IQVIA Holdings, Inc. (a)	21,058	5,325,358
McKesson Corp.	37,691	20,234,413
		$29,102,637
Medical Equipment – 1.1%
Abbott Laboratories	18,083	$2,055,314
Align Technology, Inc. (a)	25,910	8,496,407
Boston Scientific Corp. (a)	22,945	1,571,503
Medtronic PLC	19,115	1,665,872
		$13,789,096
Natural Gas - Distribution – 0.1%
UGI Corp.	41,864	$1,027,343
Network & Telecom – 0.4%
Motorola Solutions, Inc.	13,256	$4,705,615
Other Banks & Diversified Financials – 3.1%
American Express Co.	14,706	$3,348,409
M&T Bank Corp.	44,123	6,417,249
Mastercard, Inc., “A”	9,815	4,726,610
Northern Trust Corp.	66,158	5,882,769
Visa, Inc., “A”	71,560	19,970,965
		$40,346,002
Pharmaceuticals – 6.8%
AbbVie, Inc.	119,021	$21,673,724
Eli Lilly & Co.	19,638	15,277,578
Johnson & Johnson	164,763	26,063,859
Organon & Co.	191,764	3,605,163
Pfizer, Inc.	395,401	10,972,378
Vertex Pharmaceuticals, Inc. (a)	22,863	9,556,963
		$87,149,665
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	10,588	$1,264,313
Railroad & Shipping – 1.3%
CSX Corp.	465,589	$17,259,384
Real Estate – 1.6%
Brixmor Property Group, Inc., REIT	257,341	$6,034,646
Jones Lang LaSalle, Inc. (a)	19,687	3,840,737
Kimco Realty Corp., REIT	197,592	3,874,779
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Prologis, Inc., REIT	56,731	$7,387,511
		$21,137,673
Specialty Chemicals – 1.3%
Chemours Co.	345,525	$9,073,487
RPM International, Inc.	59,612	7,090,847
		$16,164,334
Specialty Stores – 9.9%
Amazon.com, Inc. (a)	298,528	$53,848,481
Builders FirstSource, Inc. (a)	93,182	19,433,106
Home Depot, Inc.	41,907	16,075,525
O'Reilly Automotive, Inc. (a)	16,264	18,360,104
Target Corp.	113,201	20,060,349
		$127,777,565
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc.	13,115	$2,140,630
Tobacco – 1.2%
Altria Group, Inc.	346,838	$15,129,074
Utilities - Electric Power – 3.5%
Duke Energy Corp.	15,515	$1,500,456
Edison International	107,988	7,637,991
PG&E Corp.	532,885	8,931,153
Vistra Corp.	379,770	26,450,980
		$44,520,580
Total Common Stocks (Identified Cost, $715,938,493)		$1,271,503,467
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $14,690,242)	14,690,229	$14,693,168

Other Assets, Less Liabilities – (0.0)%		(158,057)
Net Assets – 100.0%		$1,286,038,578

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,693,168 and $1,271,503,467, respectively.
8

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 3/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $715,938,493)	$1,271,503,467
Investments in affiliated issuers, at value (identified cost, $14,690,242)	14,693,168
Receivables for
Fund shares sold	1,331,572
Dividends	1,462,069
Other assets	2,997
Total assets	$1,288,993,273
Liabilities
Payables for
Fund shares reacquired	$2,546,705
Payable to affiliates
Investment adviser	27,124
Administrative services fee	2,640
Shareholder servicing costs	277,117
Distribution and service fees	17,337
Payable for independent Trustees' compensation	3,270
Accrued expenses and other liabilities	80,502
Total liabilities	$2,954,695
Net assets	$1,286,038,578
Net assets consist of
Paid-in capital	$682,158,617
Total distributable earnings (loss)	603,879,961
Net assets	$1,286,038,578
Shares of beneficial interest outstanding	36,032,037
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$292,153,477	8,275,591	$35.30
Class B	4,543,137	135,747	33.47
Class C	15,133,098	462,840	32.70
Class I	611,904,303	16,972,415	36.05
Class R1	1,461,300	44,330	32.96
Class R2	44,254,052	1,340,289	33.02
Class R3	44,178,699	1,256,291	35.17
Class R4	10,831,021	304,729	35.54
Class R6	261,579,491	7,239,805	36.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.45 [100 / 94.25 x $35.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 3/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$8,595,255
Dividends from affiliated issuers	283,152
Other	10,230
Foreign taxes withheld	(20,560)
Total investment income	$8,868,077
Expenses
Management fee	$2,293,938
Distribution and service fees	580,909
Shareholder servicing costs	496,852
Administrative services fee	87,280
Independent Trustees' compensation	10,354
Custodian fee	26,795
Shareholder communications	34,054
Audit and tax fees	33,871
Legal fees	2,809
Miscellaneous	92,518
Total expenses	$3,659,380
Reduction of expenses by investment adviser and distributor	(353,128)
Net expenses	$3,306,252
Net investment income (loss)	$5,561,825
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$53,275,140
Affiliated issuers	(254)
Net realized gain (loss)	$53,274,886
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$217,196,336
Affiliated issuers	1,277
Net unrealized gain (loss)	$217,197,613
Net realized and unrealized gain (loss)	$270,472,499
Change in net assets from operations	$276,034,324
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23
Change in net assets
From operations
Net investment income (loss)	$5,561,825	$10,714,166
Net realized gain (loss)	53,274,886	39,888,565
Net unrealized gain (loss)	217,197,613	153,905,170
Change in net assets from operations	$276,034,324	$204,507,901
Total distributions to shareholders	$(43,563,552)	$(84,303,357)
Change in net assets from fund share transactions	$(21,029,929)	$25,285,466
Total change in net assets	$211,440,843	$145,490,010
Net assets
At beginning of period	1,074,597,735	929,107,725
At end of period	$1,286,038,578	$1,074,597,735
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.96	$25.78	$34.76	$28.49	$26.52	$29.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.23	$0.24	$0.28	$0.33
Net realized and unrealized gain (loss)	7.38	5.26	(3.91)	8.10	3.08	(0.93)
Total from investment operations	$7.51	$5.50	$(3.68)	$8.34	$3.36	$(0.60)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.22)	$(0.26)	$(0.38)	$(0.39)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.17)	$(2.32)	$(5.30)	$(2.07)	$(1.39)	$(2.67)
Net asset value, end of period (x)	$35.30	$28.96	$25.78	$34.76	$28.49	$26.52
Total return (%) (r)(s)(t)(x)	26.54(n)	22.17	(13.53)	30.69	12.88	(0.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.81	0.81	0.82	0.82
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.79(a)	0.87	0.73	0.74	1.04	1.29
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$292,153	$225,683	$182,294	$221,508	$243,181	$251,505
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.40	$24.43	$33.22	$27.30	$25.47	$28.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.04	$(0.01)	$(0.00)(w)	$0.08	$0.13
Net realized and unrealized gain (loss)	7.01	4.98	(3.70)	7.76	2.94	(0.87)
Total from investment operations	$7.01	$5.02	$(3.71)	$7.76	$3.02	$(0.74)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$(0.18)	$(0.19)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(0.94)	$(2.05)	$(5.08)	$(1.84)	$(1.19)	$(2.47)
Net asset value, end of period (x)	$33.47	$27.40	$24.43	$33.22	$27.30	$25.47
Total return (%) (r)(s)(t)(x)	26.09(n)	21.29	(14.20)	29.70	12.03	(1.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.56	1.55	1.57	1.57
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.03(a)	0.15	(0.03)	(0.01)	0.29	0.54
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$4,543	$5,864	$9,268	$15,538	$15,562	$18,064
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$26.79	$23.94	$32.65	$26.85	$25.06	$28.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.04	$(0.01)	$(0.00)(w)	$0.07	$0.13
Net realized and unrealized gain (loss)	6.85	4.87	(3.62)	7.65	2.90	(0.88)
Total from investment operations	$6.85	$4.91	$(3.63)	$7.65	$2.97	$(0.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.04)	$(0.17)	$(0.18)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(0.94)	$(2.06)	$(5.08)	$(1.85)	$(1.18)	$(2.46)
Net asset value, end of period (x)	$32.70	$26.79	$23.94	$32.65	$26.85	$25.06
Total return (%) (r)(s)(t)(x)	26.08(n)	21.28	(14.20)	29.76	12.02	(1.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.56	1.55	1.57	1.57
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.03(a)	0.14	(0.03)	(0.02)	0.29	0.54
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$15,133	$18,623	$27,015	$45,369	$44,725	$53,788
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$29.58	$26.29	$35.38	$28.96	$26.94	$30.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.31	$0.33	$0.35	$0.40
Net realized and unrealized gain (loss)	7.54	5.36	(3.98)	8.24	3.13	(0.94)
Total from investment operations	$7.71	$5.68	$(3.67)	$8.57	$3.48	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.34)	$(0.34)	$(0.45)	$(0.47)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.24)	$(2.39)	$(5.42)	$(2.15)	$(1.46)	$(2.75)
Net asset value, end of period (x)	$36.05	$29.58	$26.29	$35.38	$28.96	$26.94
Total return (%) (r)(s)(t)(x)	26.69(n)	22.48	(13.31)	31.03	13.15	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.56	0.56	0.57	0.57
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.04(a)	1.12	0.98	0.99	1.29	1.52
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$611,904	$515,759	$449,442	$533,711	$465,900	$392,729
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.00	$24.17	$32.92	$27.10	$25.18	$28.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$(0.01)	$(0.00)(w)	$0.13	$0.13
Net realized and unrealized gain (loss)	6.90	4.93	(3.66)	7.71	2.80	(0.87)
Total from investment operations	$6.90	$4.96	$(3.67)	$7.71	$2.93	$(0.74)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.08)	$—	$(0.19)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(0.94)	$(2.13)	$(5.08)	$(1.89)	$(1.01)	$(2.47)
Net asset value, end of period (x)	$32.96	$27.00	$24.17	$32.92	$27.10	$25.18
Total return (%) (r)(s)(t)(x)	26.06(n)	21.28	(14.20)	29.76	11.79	(1.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.56	1.55	1.58	1.57
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.03(a)	0.12	(0.02)	(0.01)	0.49	0.54
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$1,461	$1,485	$1,159	$1,333	$1,084	$10,895
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$27.13	$24.27	$33.02	$27.16	$25.32	$28.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.14	$0.15	$0.20	$0.26
Net realized and unrealized gain (loss)	6.91	4.94	(3.66)	7.70	2.94	(0.90)
Total from investment operations	$6.99	$5.10	$(3.52)	$7.85	$3.14	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.19)	$(0.15)	$(0.18)	$(0.29)	$(0.34)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.10)	$(2.24)	$(5.23)	$(1.99)	$(1.30)	$(2.62)
Net asset value, end of period (x)	$33.02	$27.13	$24.27	$33.02	$27.16	$25.32
Total return (%) (r)(s)(t)(x)	26.38(n)	21.89	(13.74)	30.33	12.60	(0.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.06	1.06	1.05	1.07	1.07
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.54(a)	0.62	0.47	0.49	0.79	1.04
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$44,254	$36,054	$34,446	$48,557	$45,533	$52,605
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$28.85	$25.68	$34.66	$28.40	$26.44	$29.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.23	$0.24	$0.28	$0.33
Net realized and unrealized gain (loss)	7.36	5.24	(3.89)	8.08	3.06	(0.92)
Total from investment operations	$7.48	$5.48	$(3.66)	$8.32	$3.34	$(0.59)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.24)	$(0.25)	$(0.37)	$(0.38)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.16)	$(2.31)	$(5.32)	$(2.06)	$(1.38)	$(2.66)
Net asset value, end of period (x)	$35.17	$28.85	$25.68	$34.66	$28.40	$26.44
Total return (%) (r)(s)(t)(x)	26.53(n)	22.21	(13.53)	30.71	12.84	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.81	0.81	0.82	0.82
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.79(a)	0.88	0.73	0.73	1.05	1.28
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$44,179	$36,793	$38,202	$50,589	$59,630	$77,311
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$29.18	$25.96	$34.99	$28.65	$26.66	$29.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.30	$0.32	$0.35	$0.40
Net realized and unrealized gain (loss)	7.44	5.30	(3.93)	8.16	3.09	(0.95)
Total from investment operations	$7.60	$5.61	$(3.63)	$8.48	$3.44	$(0.55)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.32)	$(0.33)	$(0.44)	$(0.47)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.24)	$(2.39)	$(5.40)	$(2.14)	$(1.45)	$(2.75)
Net asset value, end of period (x)	$35.54	$29.18	$25.96	$34.99	$28.65	$26.66
Total return (%) (r)(s)(t)(x)	26.69(n)	22.49	(13.33)	31.06	13.15	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.56	0.56	0.57	0.57
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.03(a)	1.12	0.97	0.99	1.28	1.54
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$10,831	$9,732	$7,219	$12,391	$16,640	$23,253
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/24 (unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$29.66	$26.35	$35.45	$29.02	$26.99	$30.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.34	$0.36	$0.38	$0.43
Net realized and unrealized gain (loss)	7.56	5.38	(3.99)	8.24	3.14	(0.94)
Total from investment operations	$7.74	$5.73	$(3.65)	$8.60	$3.52	$(0.51)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.37)	$(0.36)	$(0.48)	$(0.51)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)
Total distributions declared to shareholders	$(1.27)	$(2.42)	$(5.45)	$(2.17)	$(1.49)	$(2.79)
Net asset value, end of period (x)	$36.13	$29.66	$26.35	$35.45	$29.02	$26.99
Total return (%) (r)(s)(t)(x)	26.74(n)	22.64	(13.22)	31.13	13.28	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.46	0.46	0.45	0.46	0.46
Expenses after expense reductions	0.39(a)	0.39	0.39	0.39	0.38	0.38
Net investment income (loss)	1.13(a)	1.22	1.08	1.09	1.40	1.64
Portfolio turnover	18(n)	48	43	57	63	53
Net assets at end of period (000 omitted)	$261,579	$224,605	$180,063	$219,533	$180,306	$171,658

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
23

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
24

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,271,503,467	$—	$—	$1,271,503,467
Mutual Funds	14,693,168	—	—	14,693,168
Total	$1,286,196,635	$—	$—	$1,286,196,635
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
25

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$11,000,970
Long-term capital gains	73,302,387
Total distributions	$84,303,357
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$733,848,457
Gross appreciation	562,468,449
Gross depreciation	(10,120,271)
Net unrealized appreciation (depreciation)	$552,348,178
As of 9/30/23
Undistributed ordinary income	6,247,130
Undistributed long-term capital gain	30,011,494
Net unrealized appreciation (depreciation)	335,150,565
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/24	Year ended 9/30/23
Class A	$9,195,609	$16,347,473
Class B	167,996	710,934
Class C	543,322	2,156,249
Class I	21,133,263	40,443,381
Class R1	41,131	103,323
Class R2	1,453,683	3,113,174
Class R3	1,451,834	3,306,361
Class R4	419,578	670,757
Class R6	9,157,136	17,451,705
Total	$43,563,552	$84,303,357
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the six months ended March 31, 2024, this management fee reduction amounted to $74,929, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.41%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2025. For the six months ended March 31, 2024, this reduction amounted to $278,166, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,358 for the six months ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 318,000
Class B	0.75%	0.25%	1.00%	1.00%	25,584
Class C	0.75%	0.25%	1.00%	1.00%	81,476
Class R1	0.75%	0.25%	1.00%	1.00%	6,792
Class R2	0.25%	0.25%	0.50%	0.50%	99,034
Class R3	—	0.25%	0.25%	0.25%	50,023
Total Distribution and Service Fees					$580,909
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2024, this rebate amounted to $4, $4, and $25 for Class B, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2024, were as follows:
Amount
Class A	$1,346
Class B	420
Class C	370
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2024, the fee was $23,491, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $473,361.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2024 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2024, this reimbursement amounted to $10,230, which is included in “Other” income in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended March 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $208,087,193 and $266,905,410, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	876,502	$27,764,169	1,112,013	$30,752,637
Class B	5,736	171,147	3,501	91,961
Class C	46,852	1,393,916	56,289	1,465,378
Class I	1,947,770	63,923,570	4,407,724	125,777,783
Class R1	1,908	56,020	9,237	237,434
Class R2	90,445	2,688,075	172,455	4,515,896
Class R3	97,281	3,089,105	273,681	7,597,193
Class R4	23,582	767,214	71,096	2,081,221
Class R6	498,499	16,233,093	1,731,032	48,471,578
	3,588,575	$116,086,309	7,837,028	$220,991,081
Shares issued to shareholders in reinvestment of distributions
Class A	274,386	$8,470,305	564,362	$14,944,317
Class B	5,728	167,996	28,062	707,447
Class C	18,587	532,520	86,514	2,131,696
Class I	662,171	20,858,382	1,479,412	39,929,339
Class R1	1,424	41,131	4,160	103,323
Class R2	50,318	1,453,683	125,279	3,113,173
Class R3	47,214	1,451,834	125,383	3,306,361
Class R4	13,509	419,578	25,188	670,757
Class R6	283,103	8,934,719	627,419	16,965,409
	1,356,440	$42,330,148	3,065,779	$81,871,822
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(667,211)	$(21,157,036)	(956,321)	$(26,522,783)
Class B	(89,718)	(2,660,763)	(196,884)	(5,174,613)
Class C	(297,677)	(8,577,881)	(576,121)	(14,817,985)
Class I	(3,071,962)	(100,021,718)	(5,549,951)	(158,267,840)
Class R1	(13,977)	(377,580)	(6,355)	(165,339)
Class R2	(129,444)	(3,863,877)	(388,095)	(9,969,690)
Class R3	(163,690)	(5,203,369)	(611,337)	(17,022,971)
Class R4	(65,862)	(2,126,067)	(40,875)	(1,180,915)
Class R6	(1,115,057)	(35,458,095)	(1,618,701)	(44,455,301)
	(5,614,598)	$(179,446,386)	(9,944,640)	$(277,577,437)
Net change
Class A	483,677	$15,077,438	720,054	$19,174,171
Class B	(78,254)	(2,321,620)	(165,321)	(4,375,205)
Class C	(232,238)	(6,651,445)	(433,318)	(11,220,911)
Class I	(462,021)	(15,239,766)	337,185	7,439,282
Class R1	(10,645)	(280,429)	7,042	175,418
Class R2	11,319	277,881	(90,361)	(2,340,621)
Class R3	(19,195)	(662,430)	(212,273)	(6,119,417)
Class R4	(28,771)	(939,275)	55,409	1,571,063
Class R6	(333,455)	(10,290,283)	739,750	20,981,686
	(669,583)	$(21,029,929)	958,167	$25,285,466
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of approximately 3%, 2%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks
31

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2024, the fund’s commitment fee and interest expense were $2,833 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,171,205	$86,914,025	$85,393,085	$(254)	$1,277	$14,693,168

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$283,152	$—
32

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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1. Go to mfs.com.
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3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2024

* Print name and title of each signing officer under his or her signature.